Annual Total Returns - American Century Quantitative Equity Funds Prospectus	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DISCIPLINED CORE EQUITY FUND | DISCIPLINED CORE EQUITY FUND INVESTOR CLASS
Prospectus [Line Items]
Annual Return [Percent]	24.70%	24.36%	(22.92%)	26.52%	14.50%	28.35%	(6.30%)	21.85%	9.98%	(4.18%)
DISCIPLINED VALUE FUND | DISCIPLINED VALUE FUND INVESTOR CLASS
Prospectus [Line Items]
Annual Return [Percent]	13.26%	8.44%	(12.61%)	23.70%	11.88%	23.98%	(6.86%)	20.62%	13.57%	(5.67%)